Credit Facilities - Loans from third parties (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2021 shares	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 CNY (¥)	Oct. 27, 2020 USD ($)	Oct. 27, 2020 CNY (¥)	Oct. 20, 2020 USD ($)	Oct. 20, 2020 CNY (¥)
Line of Credit Facility [Line Items]
Total loans from third parties		$ 9,887,170		$ 7,562,123
Total non-current loans from a third parties		2,424,426		2,074,871
Total current loans from third parties		7,462,744		5,487,252
Short-term loans - third parties		0		500,000
CQ Penglin
Line of Credit Facility [Line Items]
Total balance of bank accounts frozen						$ 20,000	¥ 130,295
Continuing operations
Line of Credit Facility [Line Items]
Short-term loans - third parties		0		500,000
Discontinued operations.
Line of Credit Facility [Line Items]
Short-term loans - third parties		$ 7,462,744		4,987,252
Sichuan Toucu Financial Information Services Co., Ltd
Line of Credit Facility [Line Items]
Weighted average interest rate		9.00%			9.00%
Total loans from third parties		$ 0		63,554
Chongqing Puluosi Small Mortgage Co., Ltd.
Line of Credit Facility [Line Items]
Weighted average interest rate		12.00%			12.00%
Total loans from third parties		$ 4,572,421		4,183,248
Number of complaints received		3
Default interest rate (as a percent)		18.00%			18.00%
Default interest amount		$ 721,000		781,000
Repayment of debt		500,000	¥ 3,411,544
Chongqing Puluosi Small Mortgage Co., Ltd. | Loan due on November 13, 2018
Line of Credit Facility [Line Items]
Total loans from third parties		1,500,000			¥ 10,000,000
Chongqing Puluosi Small Mortgage Co., Ltd. | Loan due on December 21, 2018
Line of Credit Facility [Line Items]
Total loans from third parties		500,000			3,000,000
Chongqing Puluosi Small Mortgage Co., Ltd. | Loan due on January 2, 2019
Line of Credit Facility [Line Items]
Total loans from third parties		$ 3,100,000			¥ 20,000,000
Gang Hu
Line of Credit Facility [Line Items]
Weighted average interest rate		7.13%			7.13%
Total loans from third parties		$ 131,636		120,303
Chongqing Reassurance Co., Ltd.
Line of Credit Facility [Line Items]
Weighted average interest rate		17.40%			17.40%
Total loans from third parties		$ 2,177,176		273,294
Mei Yang
Line of Credit Facility [Line Items]
Weighted average interest rate		24.00%			24.00%
Total loans from third parties		$ 0		7,077
Ping Wang
Line of Credit Facility [Line Items]
Weighted average interest rate		10.80%			10.80%
Total loans from third parties		$ 47,234		43,875
Yixuan Liu
Line of Credit Facility [Line Items]
Weighted average interest rate		12.00%			12.00%
Total loans from third parties		$ 92,920		84,920
Shuming Yang
Line of Credit Facility [Line Items]
Weighted average interest rate		12.00%			12.00%
Total loans from third parties		$ 185,839		169,839
Chunlan Zhuo
Line of Credit Facility [Line Items]
Weighted average interest rate		18.00%			18.00%
Total loans from third parties		$ 36,094		63,911
Qin Cao
Line of Credit Facility [Line Items]
Weighted average interest rate		24.00%			24.00%
Total loans from third parties		$ 5,380		30,005
Maohua Xia
Line of Credit Facility [Line Items]
Weighted average interest rate		24.00%			24.00%
Total loans from third parties		$ 5,749		33,561
Shiguo Zhang
Line of Credit Facility [Line Items]
Weighted average interest rate		18.00%			18.00%
Total loans from third parties		$ 340,705		0
Chongqing Shouqing Trading Co., Ltd.
Line of Credit Facility [Line Items]
Weighted average interest rate		12.00%			12.00%
Total loans from third parties		$ 418,138		382,139
Shengli Huang
Line of Credit Facility [Line Items]
Weighted average interest rate		24.00%			24.00%
Total loans from third parties		$ 0		99,073
Xiaofen Ai
Line of Credit Facility [Line Items]
Weighted average interest rate		24.00%			24.00%
Total loans from third parties		$ 0		28,307
Chongqing Haobangshou Ecommerce Co., Ltd.
Line of Credit Facility [Line Items]
Weighted average interest rate		6.00%			6.00%			12.00%	12.00%
Total loans from third parties		$ 1,548,659		1,415,328				$ 1,548,659	¥ 10,000,000
Shiwen Zhang
Line of Credit Facility [Line Items]
Weighted average interest rate		24.00%			24.00%
Total loans from third parties		$ 108,406		0
Xiaomei Qin
Line of Credit Facility [Line Items]
Weighted average interest rate		18.00%			18.00%
Total loans from third parties		$ 30,973		0
Shengmeng Zhang
Line of Credit Facility [Line Items]
Weighted average interest rate		12.00%			12.00%
Total loans from third parties		$ 46,460		0
Qin Zhou
Line of Credit Facility [Line Items]
Weighted average interest rate		18.00%			18.00%
Total loans from third parties		$ 123,893		0
Mei Zhang
Line of Credit Facility [Line Items]
Weighted average interest rate		24.00%			24.00%
Total loans from third parties		$ 0		49,536
Feng Zhou
Line of Credit Facility [Line Items]
Weighted average interest rate		12.00%			12.00%
Total loans from third parties		$ 15,487		14,153
Xiaolin Cao
Line of Credit Facility [Line Items]
Total non-current loans from a third parties		$ 0		$ 500,000
Number of shares issued upon conversion | shares	500,000